Annual Total Returns- Vanguard Market Liquidity Fund (Retail) [BarChart] - Retail - Vanguard Market Liquidity Fund - Investor Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.23%	0.16%	0.15%	0.13%	0.12%	0.17%	0.59%	1.11%	2.04%	2.35%